Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining weighted-average amortization period for intangibles subject to amortization	3 years 8 months 12 days
Amortization expense	$ 1,404	$ 1,500	$ 1,654